Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases 1 [Abstract]
Additions to right-of-use assets	€ 66.4	€ 118.3
Total cash outflow for leases	46.0	46.2	€ 17.0
Undiscounted potential future lease payments related to renewal options not included in lease liabilities until 2049	€ 157.2	€ 163.1